19. RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Ruituo
Due to affiliates	¥ 235,527	¥ 229,118